CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to the Investor Class of Neuberger Berman Government Money Fund and the Reserve Class of Neuberger Berman Tax-Free Money Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (“Amendment No. 74”), and (b) that Amendment No. 74 was filed electronically.

Dated: August 3, 2009	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary